Prospectus Supplement

John Hancock Funds II

Short Duration Credit Opportunities Fund (the fund)

Supplement dated January 4, 2019 to the current Prospectus, as may be supplemented

Effective immediately, David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran are added as portfolio managers of the fund.

James E. Craige, Roger M. Lavan, Catherine M. Nolan, Marianne Rossi, Peter J. Wilby, David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

James E. Craige, CFA Co-Chief Investment Officer and Portfolio Manager Managed the fund since 2009	Roger M. Lavan, CFA Portfolio Manager Managed the fund since 2009	Catherine M. Nolan Portfolio Manager Managed the fund since 2009

Marianne Rossi, CFA Portfolio Manager Managed the fund since 2010	Peter J. Wilby, CFA Co-Chief Investment Officer and Portfolio Manager Managed the fund since 2009	David A. Oliver, CFA Portfolio Manager Managed the fund since 2018

Matthew Kearns, CFA Portfolio Manager Managed the fund since 2018	Hunter C. Schwarz Portfolio Manager Managed the fund since 2018	David A. Torchia Portfolio Manager Managed the fund since 2018

William W. Perry Portfolio Manager Managed the fund since 2018	Stuart W. Sclater-Booth Portfolio Manager Managed the fund since 2018	Kumaran K. Damodaran Portfolio Manager Managed the fund since 2018

Accordingly, the following replaces in its entirety the portfolio manager information in “Fund details” under the heading “Who’s who – Subadvisor”:

James E. Craige, CFA

•         Co-Chief Investment Officer and Portfolio Manager

•         Managed the fund since 2009

•         Joined Stone Harbor in 2006

•         Managing Director, Senior Portfolio Manager, Salomon Brothers
    Asset Management Inc. (1992-2006)

•         Began business career in 1989

Matthew Kearns, CFA • Portfolio Manager • Managed the fund since 2018 • Joined Stone Harbor in 2006

Roger M. Lavan, CFA

•         Portfolio Manager

•         Managed the fund since 2009

•         Joined Stone Harbor in 2006

•         Managing Director, Senior Portfolio Manager, Salomon Brothers
    Asset Management Inc. (1990-2006)

•         Began business career in 1985

Hunter C. Schwarz • Portfolio Manager • Managed the fund since 2018 • Joined Stone Harbor in 2006

Catherine M. Nolan

•         Portfolio Manager

•         Managed the fund since 2009

•         Joined Stone Harbor in 2006

•         Managing Director, Senior Analyst, Citigroup Asset
    Management (2001-2006)

•         Began business career in 1989

David A. Torchia • Portfolio Manager • Managed the fund since 2018 • Joined Stone Harbor in 2006

Marianne Rossi, CFA

•         Portfolio Manager

•         Managed the fund since 2010

•         Joined Stone Harbor in 2010

•         Senior Portfolio Manager, Fischer Francis Trees & Watts, Inc./BNP
    Paribas Asset Management (2007–2010); Chief Investment
    Officer and Senior Portfolio Manager, BNY Asset Management
    (2006–2007)

•         Began business career in 1982

William W. Perry • Portfolio Manager • Managed the fund since 2018 • Joined Stone Harbor in 2012

Peter J. Wilby, CFA

•         Co-Chief Investment Officer and Portfolio Manager

•         Managed the fund since 2009

•         Joined Stone Harbor in 2006

•         Managing Director, Chief Investment Officer—North American
    Fixed-Income, and Senior Portfolio Manager, Citigroup Asset
    Management (1989–2006)

•         Began business career in 1980

Stuart W. Sclater-Booth

•         Portfolio Manager

•         Managed the fund since 2018

•         Joined Stone Harbor in 2014

•         Managing Director, Head of Emerging
    Markets Desk Strategy, Goldman
    Sachs (2009-2014)

•         Began business career in 1992

David A. Oliver, CFA • Portfolio Manager • Managed the fund since 2018 • Joined Stone Harbor in 2008

Kumaran K. Damodaran

•         Portfolio Manager

•         Managed the fund since 2018

•         Joined Stone Harbor in 2015

•         Lead Portfolio Manager, Emerging Markets,
    GLG Partners (2012-2015)

•         Began business career in 2006

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Short Duration Credit Opportunities Fund (the fund)

Supplement dated January 4, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

Effective immediately, David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran are added as portfolio managers for the fund and, together with James E. Craige, Roger M. Lavan, Catherine M. Nolan, Marianne Rossi, and Peter J. Wilby, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, Stone Harbor Investment Partners LP.

The following tables reflect information regarding other accounts for which David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran have day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the tables is each portfolio manager’s investments in the Fund and similarly managed accounts he or she manages.

The following table reflects information as of September 30, 2018 for David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran:

	Other Registered		Other Pooled		Other Accounts
	Investment Companies		Investment Vehicles
Portfolio Manager	Number of	Assets	Number of	Assets	Number of	Assets
	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
David A. Oliver	9	$5,315	19	$7,874	35	$10,003
Matthew Kearns	2	$146	9	$539	7	$1,391
Hunter C. Schwarz	2	$146	9	$539	7	$1,391
David A. Torchia	3	$14[1]	13	$2,147[1]	13	$920[2]
William W. Perry	9	$5,315	19	$7,874	35	$10,003
Stuart W. Sclater-Booth	9	$5,315	19	$7,874	35	$10,003
Kumaran K. Damodaran	9	$5,315	19	$7,874	35	$10,003

Number of accounts does not include investors in Stone Harbor’s pooled vehicles.

1 Assets reflected for multi-sector funds do not include the assets of the sleeves of those funds that are invested in other pooled vehicles.

2 Assets reflected for multi-sector mandates do not include the assets of the sleeves of those accounts that are invested in other pooled vehicles.

The following accounts pay fees based upon performance:

	Other Registered		Other Pooled		Other Accounts
	Investment Companies		Investment Vehicles
Portfolio Manager	Number of	Assets	Number of	Assets	Number of	Assets
	Accounts	(in millions)	Accounts	(in millions)	Accounts	(in millions)
David A. Oliver	0	$0	3	$853	3	$1,997
Matthew Kearns	0	$0	0	$0	0	$0
Hunter C. Schwarz	0	$0	0	$0	0	$0
David A. Torchia	0	$0	0	$0	1	$28
William W. Perry	0	$0	3	$853	3	$1,997
Stuart W. Sclater-Booth	0	$0	3	$853	3	$1,997
Kumaran K. Damodaran	0	$0	3	$853	3	$1,997

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of fund shares and shares of similarly managed accounts beneficially owned by David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran as of September 30, 2018. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio manager that is primarily responsible for the day-to-day management of the fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund. David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran ownership of fund shares is stated in the footnote that follows the table.

Portfolio Manager	Dollar Range of Shares Owned[1]
David A. Oliver	$0
Matthew Kearns	$0
Hunter C. Schwarz	$0
David A. Torchia	$0
William W. Perry	$0
Stuart W. Sclater-Booth	$0
Kumaran K. Damodaran	$0

1 As of September 30, 2018, David A. Oliver, Matthew Kearns, Hunter C. Schwarz, David A. Torchia, William W. Perry, Stuart W. Sclater-Booth, and Kumaran K. Damodaran, beneficially owned $0 of the Fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.